Reporting Segments (Additions To Property Plant And Equipment Including Acquisitions Net Of Contributions In Aid Of Construction Costs Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 5,559	$ 3,342	$ 3,517
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	5,494	3,327	3,533
Investment in Lake Charles LNG [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	1	2	4
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 64	$ 13	$ (20)